Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash dividends per share	$ 1.45	$ 1.44	$ 1.41
Common Stock [Member]
Cash dividends per share	$ 1.45	$ 1.44	$ 1.41
Stock grant forfeiture, shares	8,295	9,071	7,400
Acquisition of Community Bankers Trust Corporation (7,135,771 shares), Shares			7,135,771
Net issuance of common stock under stock-based compensation plans	246,086	651,294	415,121
Treasury Stock [Member]
Purchase of treasury stock, shares	33,850	2,289,859	339,241